Discontinued Operations - Reconciliation of major classes of income and losses (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
OTHER INCOME (EXPENSES)
NET LOSS FROM DISCONTINUED OPERATIONS	$ (1,796,237)	$ (662,621)	$ 0
Discontinued operations | CQ Pengmei
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Supermarket and grocery store	1,574,965	3,465,885
Cost of revenue	1,435,597	3,114,906
Gross profit	139,368	350,979
OPERATING EXPENSES:
Selling	438,458	704,766
General and administrative	162,976	189,553
Provision for right-of-use assets	250,181
Loss on disposal of long-lived assets	276,648
Impairment of long-lived assets	724,987
Total operating expenses	1,853,250	894,319
Loss from operations	(1,713,882)	(543,340)
OTHER INCOME (EXPENSES)
Interest income	14	33
Interest expense	(114,853)	(110,350)
Other finance expense	(3,156)	(20,532)
Other income, net	35,640	11,568
Total other expense, net	(82,355)	(119,281)
Loss before income taxes	(1,796,237)	(662,621)
NET LOSS FROM DISCONTINUED OPERATIONS	$ (1,796,237)	$ (662,621)